Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		¥ 20,428,802	¥ 16,907,725	¥ 14,552,696
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		20,428,802	16,907,725	14,552,696
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,634,505	2,409,584	2,354,532
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		20,685,796	17,123,276	14,790,927
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,220,168	2,908,983	2,185,253
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		13,791,515	10,781,717	9,360,593
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,251,784	2,956,144	2,823,323
Operating segments [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		422,329	476,432	421,758
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		18,812,715	15,438,288	13,147,538
Revenue arising from the other sources	[1]	1,616,087	1,469,437	1,405,158
Total		20,428,802	16,907,725	14,552,696
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		3,219,053	2,908,453	2,183,176
Revenue arising from the other sources	[1]	1,115	530	2,077
Total		3,220,168	2,908,983	2,185,253
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		13,541,447	10,578,391	9,130,227
Revenue arising from the other sources	[1]	26,118	15,128	17,271
Total		13,567,565	10,593,519	9,147,498
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,660,025	1,500,545	1,435,298
Revenue arising from the other sources	[1]	1,588,783	1,453,553	1,385,369
Total		3,248,808	2,954,098	2,820,667
Operating segments [member] | External customers [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		392,190	450,899	398,837
Revenue arising from the other sources	[1]	71	226	441
Total		392,261	451,125	399,278
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,959,248	1,733,266	1,668,249
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		113,746	109,393	105,022
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,586,358	1,375,593	1,337,860
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		172,072	158,653	146,185
Operating segments [member] | External customers [member] | Japan [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		87,072	89,627	79,182
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		10,465,855	7,816,672	6,549,838
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		335,545	306,725	230,766
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		8,503,602	5,985,958	4,877,900
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,487,948	1,341,863	1,289,076
Operating segments [member] | External customers [member] | North America [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		138,760	182,126	152,096
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		943,040	677,344	600,987
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		351,850	250,088	202,254
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		506,731	332,928	319,340
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		84,459	94,328	79,393
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		4,294,480	4,318,326	3,686,238
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,792,327	1,739,330	1,307,915
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,446,250	2,523,613	2,314,425
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		5	29	37
Operating segments [member] | External customers [member] | Asia [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		55,898	55,354	63,861
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,150,092	892,680	642,226
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		625,585	502,917	337,219
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		498,506	360,299	280,702
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		¥ 26,001	¥ 29,464	¥ 24,305

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.